VictoryShares Pioneer Equity Premium Income ETF Performance Management - VictoryShares Pioneer Equity Premium Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]	No performance information is presented since the Fund does not yet have a full calendar year of performance. Performance data for the Fund is available online at vcm.com or by calling 866-376-7890. A fund’s performance is not necessarily an indication of how that fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	in the future.
Performance One Year or Less [Text]	of performance.
Performance Availability Website Address [Text]	vcm.com
Performance Availability Phone [Text]	866-376-7890